Advances for Vessels, detail (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Advances For Assets Acquisition And Assets Under Construction
Advances for vessels, beginning balance	$ 3,653	$ 13,007
Additions for advances, including capitalized expenses and interest	65,425	58,150
Transferred to vessel cost	(60,482)	(67,504)
Advances for vessels, ending balance	$ 8,596	$ 3,653